Provisions for expected credit losses - Impact of overlays on the provision for ECL on loans and credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Provisions for expected credit losses
Modelled provision for ECL on loans and credit commitments	$ 4,192	$ 3,925	$ 3,539
Overlays	720	700	1,136
Total provision for ECL on loans and credit commitments	$ 4,912	$ 4,625	$ 4,675